SEGMENTS OF BUSINESS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Total revenue	$ 6,883,066	$ 1,476,649
Earnings (loss) from operations	(2,869,865)	(955,838)
Long-Lived Assets	5,616,056	4,156,736
United States [Member]
Total revenue	130,743	496,402
Earnings (loss) from operations	(1,968,352)	(693,552)
Long-Lived Assets	1,626,903	1,649,049
South Africa [Member]
Total revenue	6,284,186	980,247
Earnings (loss) from operations	(539,178)	(262,286)
Long-Lived Assets	1,866,855	1,835,411
Hungary [Member]
Total revenue	468,137	0
Earnings (loss) from operations	(378,933)	0
Long-Lived Assets	909,828	0
Australia [Member]
Long-Lived Assets	1,066,915	672,175
Brazil [Member]
Long-Lived Assets	$ 145,555	$ 101